JPMorgan Large Cap Value Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 1000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
RUSSELL 1000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	8.69%	8.49%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	9.33%	10.47%	9.51%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	13.81%	11.11%	9.66%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	15.63%	11.94%	10.34%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.91%	10.06%	8.23%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.25%	9.06%	7.65%